Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed earnings of non-Canadian subsidiaries	$ 10,900	$ 9,100
Tax benefit (expense)	1,198	(136)
Deferred tax asset	1,176	$ 31
Assets owned by foreign subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit (expense)	$ 1,200